Stock-Based Compensation - Summary of Stock Option Activity (Detail) (Predecessor [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	10 Months Ended
Nov. 16, 2013
Predecessor [Member]
Shares Subject to Outstanding Options
Outstanding, Beginning Balance	1,386
Granted	470
Forfeited	(343)
Exercised	(1,513)
Unvested shares expected to vest after November 16, 2012	0
Weighted Average Exercise Price per Share
Outstanding, Beginning Balance	$ 3,136
Granted	$ 4,664
Forfeited	$ 4,026
Exercised	$ 3,409
Unvested shares expected to vest after November 16, 2012	$ 0